INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION

The components of the income tax provision are as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Current:
– United States of America	$154,485	$-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	164,539	3,415
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$319,024	$3,415

The components of the income tax provision are as follows:

	As of	As of
	December 31, 2020	December 31, 2019
Current:
– United States of America	$46,621	$-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	260,307	82
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$306,928	$82

SCHEDULE OF UNITED STATES AND FOREIGN INCOME (LOSS) BEFORE INCOME TAXES

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2020	2019
Loss attributed to PRC operations	$(2,861,595)	$(183,120)
Income (loss) attributed to Seychelles and Hong Kong	873	(1,820)
Loss attributed to U.S.	(479,703)	(192,734)
Loss before tax	$(3,340,425)	$(377,674)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2020 and 2019:

	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%
Higher rates in PRC, net	-%	4.0%
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset	-%	-25.0%
Income tax difference under different tax jurisdictions	-3.9%	-%
PRC tax exemption for qualified small-scale and low-profit enterprises	17.7%	-%
Valuation allowance on deferred income tax assets	-1.5%	-%
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes	-36.8%	-%
Impact of GILTI	-4.4%	-%
Others	-1.3%	-%
The Company’s effective tax rate	-9.2%	0.0%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carry forwards	$-	-
-United States	-	-
-Hong Kong	-	-
-PRC	54,598	-
Gross deferred tax assets	54,598	-
Less: valuation allowance	(54,598)	-
Total deferred tax assets, net	$-	$-